Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
26.	FAIR VALUE MEASUREMENTS
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	–
Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	–	Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis
The Group measures certain financial instruments at fair value on a recurring basis, including available-for-sale debt investments, trading debt investments, certain derivative instruments, equity investments at fair value with readily determinable fair value, equity investments without readily determinable fair value using NAV practical expedient, investments accounted for at fair value, certain financial liability, and the 2032 Exchangeable Bonds. These fair value measurements are performed in accordance with ASC 820.
The fair values of the Group’s time deposits as disclosed are determined based on the prevailing interest rates in the markets.
The fair values of the Group’s held-to-maturity debt investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates.
The fair values of the Group’s short-term available-for-sale debt investments are determined using observable inputs, including quoted market interest rates for similar instruments and other market-corroborated data.
The fair values of the Group’s short-term trading debt investments are measured using quoted market prices in active markets.
The fair values of the Group’s derivative instruments of interest rate swaps are based on broker quotes.
The fair values of the Group’s equity investments in equity securities of publicly listed companies are measured using quoted market prices.
Investments accounted for at fair value are equity investments in listed and unlisted companies held by consolidated investment companies. Investments in unlisted companies and long-term available-for-sale debt investments do not have readily determinable market value and are categorized as Level 3 in the fair value hierarchy. For these investments, the Group uses a market approach based on the Group’s best estimate, utilizing inputs such as the pricing of recent rounds of financing of the investees, liquidity factors and multiples of a selection of comparable companies.
The fair values of financial liability are estimated based on the quoted market price of the underlying instrument.
The fair values of the Group’s notes payable are extracted directly from their quoted market prices.
The fair values of the convertible senior notes are classified as Level 2 or Level 3 in the fair value hierarchy. The Group carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets and presents the fair value for disclosure purposes only. For further information on the convertible senior notes, see Note 15.

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2024 using
	Total fair value at December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure (i)

Cash equivalents:
Time deposits	4,538		4,538

Short-term investments:
Held-to-maturity debt investments	96,912		96,912

Long-term investments:
Long-term time deposits and held-to-maturity investments	99,069		99,069

Notes payable, current portion	7,982		7,982

Convertible senior notes, current portion	225		17	208

Notes payable, non-current portion	26,276		26,276

Convertible senior notes, non-current portion	7,697		3,932	3,765

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	5,954		5,954
Trading debt investments	15	15

Other current assets:
Derivative instruments	7		7

Long-term investments:
Equity investments at fair value with readily determinable fair value	8,586	8,586
Equity investments without readily determinable fair value using NAV practical expedient (ii)	727
Investments accounted for at fair value	4,381	34		4,347
Available-for-sale debt investments	6,360		850	5,510

Other non-current assets:
Derivative instruments	607		607

Total assets measured at fair value	26,637	8,635	7,418	9,857

Amounts due to related parties, current:
Financial liability	389		389

Total liabilities measured at fair value	389		389

			Fair value measurement or disclosure at December 31, 2025 using
	Total fair value at December 31, 2025		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US $	RMB	RMB	RMB
	(In millions)
Fair value disclosure (i)

Cash equivalents:
Time deposits	5,286	756		5,286

Short-term investments:
Held-to-maturity debt investments	59,570	8,518		59,570

Long-term investments:
Long-term time deposits and held-to-maturity investments	125,048	17,882		125,048

Notes payable, current portion	4,517	646		4,517

Convertible senior notes, current portion	1,458	208		1,458

Notes payable, non-current portion:

Notes payable other than 2032 Exchangeable Bonds	36,175	5,173		36,175

Convertible senior notes, non-current portion	6,313	903		2,398	3,915

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	27,050	3,868		27,050
Trading debt investments	4,081	584	4,081

Other current assets:
Derivative instruments	180	26		180
Long-term investments:
Equity investments at fair value with readily determinable fair value	10,774	1,541	10,774
Equity investments without readily determinable fair value using NAV practical expedient (ii)	618	88
Investments accounted for at fair value	4,593	657	19		4,574
Available-for-sale debt investments	3,220	460		336	2,885

Total assets measured at fair value	50,516	7,224	14,874	27,566	7,459

Amounts due to related parties, current:
Financial liability	374	53		374
Accounts payable and accrued liabilities:
Derivative instruments	34	5		34
Notes payable, non-current portion:
2032 Exchangeable Bonds	14,271	2,041		14,271

Total liabilities measured at fair value	14,679	2,099		14,679

(i)	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.
(ii)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:
Investments accounted for at fair value:

Amounts
RMB
(In millions)
Balance at December 31, 2023	4,775
Additions	159
Disposals	(248)
Net unrealized fair value decrease recognized in earnings	(376)
Foreign currency translation adjustments	37

Balance at December 31, 2024	4,347

Additions	398
Disposals	(171)
Net unrealized fair value increase recognized in earnings	49
Foreign currency translation adjustments	(49)

Balance at December 31, 2025	4,574

Balance at December 31, 2025, in US$	654

Available-for-sale
debt investments:

Amounts
RMB
(In millions)
Balance at December 31, 2023	3,259
Disposals	(85)
Conversion	2,061
Net unrealized fair value change recognized in other comprehensive income (loss)	174
Accrued interest	74
Foreign currency translation adjustments	27

Balance at December 31, 2024	5,510

Additions	107
Disposals	(1,051)
Conversion	(1,610)
Net unrealized fair value change	(114)
Accrued interest	70
Foreign currency translation adjustments	(27)

Balance at December 31, 2025	2,885

Balance at December 31, 2025, in US$	413

Assets measured at fair value on a
non-recurring
basis
The Group measures certain
non-financial
assets on a nonrecurring basis.
For equity investments without readily determinable fair value using the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value (Note 2). The non-recurring fair value measurements adjusting the carrying amount of the investment require management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies require management to consider the observable transaction price at the transaction date and other unobservable inputs (level 3) such as expected volatility and probability of exit events as it relates to liquidation and redemption preferences.
When there is impairment of equity investments without readily determinable fair value using the measurement alternative and equity method investments, the non-recurring
fair value measurements are measured at the date of impairment. The fair values of the Group’s equity method investments in publicly listed companies are measured using quoted market prices. Estimating the fair value of investees without observable market prices is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies. The Group uses valuation methodologies, primarily the market approach, which requires management to use unobservable inputs (level 3) such as selection of comparable companies and multiples, expected volatility, discount for lack of marketability and probability of exit events as it relates to liquidation and redemption preferences, when applicable. These unobservable inputs and resulting fair value estimates may be affected by unexpected changes in future market or economic conditions.
Other
non-financial
assets, including long-lived assets, licensed copyrights and produced content, would be measured at fair value whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable.
The following table summarizes the Group’s non-financial assets held as of December 31, 2024 and 2025 for which a non-recurring
fair value measurement was recorded during the years ended December 31, 2024 and 2025:

	Total fair value		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis
As of December 31, 2024
Long-term investments (i)	1,242				1,242	261
Produced content monetized on its own	74				74	(95)

As of December 31, 2025
Long-term investments (i)	530	76			530	31	5
Produced content monetized on its own	47	7			47	(86)	(12)
Core asset group as of September 30, 2025 ( Note 2 )	44,748	6,399			44,748	(16,190)	(2,315)

(i)
Due to declined financial performances and changes in business circumstances of certain investees, the Group recognized impairment charges of long-term investments in the consolidated statements of comprehensive income during the years ended December 31, 2024 and 2025. For equity investments without readily determinable fair value using the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value.